Income Taxes (Tables)	6 Months Ended
Jun. 30, 2023
Income Tax [Abstract]
Schedule of Income (Loss) Before Income Taxes	The Company’s income (loss) before income taxes includes the following for the six months ended June 30.
	2023	2022
	(Unaudited)	(Unaudited)
Non-PRC operations	$(270,571)	$(276,088)
PRC operations	1,218,486	1,161,865
Total income before income taxes	$947,915	$885,777

Schedule of Income Tax Expense	Income tax expense was comprised of the following for the six months ended June 30.
	2023	2022
	(Unaudited)	(Unaudited)
Current tax expense	$36,221	$83,673
Deferred tax expense	289,720	163,677
Total income tax expense	$325,941	$247,350

Schedule of Deferred Tax Assets and Liabilities	The cumulative tax effect at the expected rate of 25% of significant items comprising the net deferred tax amount is at June 30, 2023 and December 31, 2022 as follows.
	June 30, 2023	December 31, 2022
	(Unaudited)
Deferred tax assets
Net operating loss	$7,124	$5,313
Deferred revenue	116,000	205,605
Unbilled cost	348,601	355,461
Unbilled interest expenses	36,912	34,592
Software amortization	254,353	267,039
Allowance for doubtful accounts	38,673	8,308
Inventories obsolescence	2,739	7,043
Unrealized losses on trading securities	1,723	1,809
Accrued Bonus	42,144	62,441
Other	16,097	31,819
Total deferred tax assets	864,366	979,430
Deferred tax liabilities
Unbilled revenue	(2,226,177)	(2,149,169)
Unbilled interest income	(73,342)	(69,149)
Deferred government subsidiary income	(40,773)	(42,806)
Unrealized gain on short-term investment	(11,868)	(2,796)
Other	(5,766)	(4,462)
Total deferred tax liabilities	(2,357,926)	(2,268,382)
Valuation allowance	(21,622)	(11,469)
Net deferred tax liabilities	$(1,515,182)	$(1,300,421)

Schedule of a Reconciliation of Income Tax Expense	Following is a reconciliation of income tax expense at the effective rate to income tax at the calculated statutory rates for the six months ended June 30.
	2023	2022
	(Unaudited)	(Unaudited)
PRC statutory tax rate	25%	25%
Effect of different tax rates in different jurisdictions	7.1%	7.8%
Permanent difference	0.1%	-%
Tax holiday effect	2.2%	(4.9)%
Effective tax rate	34.4%	27.9%